Note 16 - Leases: Lessee, Operating Lease, Liability, to be Paid, Maturity (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Lessee, Operating Lease, Liability, to be Paid, Maturity

Lease payments
Twelve months ending December 31, 2026	$371,683
Twelve months ending December 31, 2027	290,999
Twelve months ending December 31, 2028	247,619
Twelve months ending December 31, 2029	82,540
Twelve months ending December 31, 2030	-
Total lease payments	992,841
Less: discount	(65,713)
Present value of lease liabilities	927,128
Current lease liabilities	336,336
Noncurrent lease liabilities	$590,792